Stock Options (Details Narrative)	3 Months Ended
	Mar. 31, 2022 USD ($) shares $ / shares	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Remaining contractual life (years)	2 years 1 month 13 days	2 years 1 month 13 days
Aggregate intrinsic value of the stock options	$ 1,011,600
Stock-based compensation expense
Number of options shares | shares	50,000			50,000
Exercise Price | (per share)	$ 0.08			$ 0.10
Value of stock issued for obligation	$ 3,998	$ 5,000
Two Thousand Thirteen Long Term Incentive Equity Plan [Member]
IfrsStatementLineItems [Line Items]
Incentive plans	The Board of Directors adopted the Park Place Energy Corp. 2013 Long-Term Incentive Equity Plan (the “Incentive Plan” or “2013 Plan”) effective as of October 29, 2013.	The Board of Directors adopted the Park Place Energy Corp. 2013 Long-Term Incentive Equity Plan (the “Incentive Plan” or “2013 Plan”) effective as of October 29, 2013.
Number of shares issued and outstanding percentage	10.00%	10.00%